33. Other operating expense, net (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Expense Net Tables
Other operating expense, net
		12.31.17	12.31.16	12.31.15
Other operating income
Services provided to third parties		53,367	62,495	59,809
Commissions on municipal taxes collection		31,686	21,441	14,775
Related parties	36.a	4,381	500	-
Income from non-reimbursable customer contributions		2,764	764	764
Others		4,859	2,726	4,613
Total other operating income		97,057	87,926	79,961

Other operating expense
Gratifications for services		(49,203)	(35,442)	(43,192)
Cost for services provided to third parties		(37,061)	(31,946)	(52,421)
Severance paid		(17,382)	(15,697)	(11,801)
Debit and Credit Tax		(293,913)	(156,152)	(85,138)
Other expenses - FOCEDE		-	(14,653)	(59,563)
Provision for contingencies		(337,989)	(151,047)	(226,449)
Disposals of property, plant and equipment		(10,540)	(40,466)	(3,513)
Other		(12,391)	(18,543)	(20,430)
Total other operating expense		(758,479)	(463,946)	(502,507)
Other operating expense, net		(661,422)	(376,020)	(422,546)